Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Income Statement [Abstract]
Revenue	$ 8,064		$ 10,226
Cost of services	2,430	1,250	8,171	5,834
Gross Income (Loss)	5,634	(1,250)	2,055	(5,834)
Operating expenses
General and administrative	172,701	14,151	368,871	91,330
Loss from continuing operations	(167,067)	(15,401)	(366,816)	(97,164)
Benefit from income taxes on continuing operations	25,970	4,821	95,347	30,416
Loss from continuing operations	$ (141,097)	$ (10,580)	$ (271,469)	$ (66,748)
Discontinued operations:
Income (loss) from discontinued operations	(388,904)	(588,838)	(716,934)	5,110,926
Benefit (provision) from income taxes	60,454	218,573	186,355	(1,897,146)
Income (loss) on discontinued operations	(328,450)	(370,265)	(530,579)	3,213,780
Net income (loss)	$ (469,547)	$ (380,845)	$ (802,048)	$ 3,147,032
Net income (loss) per share - basic
Loss from continuing operations	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Income (loss) from discontinued operations	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.07
Net income (loss) per share - basic	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.07
Net income (loss) per share - diluted
Loss from continuing operations	$ 0.00	$ 0.00	$ (0.01)	$ 0.00
Income (loss) from discontinued operations	$ (0.01)	$ (0.01)	$ (0.01)	$ 0.06
Net income (loss) per share - diluted	$ (0.01)	$ (0.01)	$ (0.02)	$ 0.06
Weighted average number of common shares outstanding - basic	48,612,365	48,612,365	48,612,365	45,920,759
Weighted average number of common shares outstanding - diluted	48,612,365	48,612,365	48,612,365	48,420,759